Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Cash, cash equivalents and restricted cash	$ 35,482	$ 50,766
Accounts receivable, net	13,226	13,491
Inventory	112,558	106,093
Prepaid expenses, deposits, and other current assets	6,120	22,032
Asset held for sale	7,770	16,210
Total Current Assets	175,156	208,592
Non-current
Property, plant, and equipment, net	277,749	310,379
Intangible assets, net	616,661	673,745
Right-of-use assets - operating, net	164,260	126,131
Right-of-use assets - finance, net	27,644	40,671
Goodwill	0	94,108
Deposits and other assets	7,689	6,229
TOTAL ASSETS	1,269,159	1,459,855
Current
Trade payables	30,892	24,036
Accrued liabilities	27,022	40,836
Lease liabilities - operating - current portion	11,763	9,582
Lease liabilities - finance - current portion	5,385	9,789
Income tax payable	2,406	87,951
Debts payable - current portion	24,828	23,152
Accrued interest payable - current portion	1,249	1,983
Liabilities held for sale	5,774	3,850
Total Current Liabilities	109,319	201,179
Non-current
Deferred tax liabilities, net	50,763	64,965
Uncertain tax position liabilities	136,719	0
Lease liabilities - operating - non-current portion	179,602	125,038
Lease liabilities - finance - non-current portion	14,661	18,007
Construction finance liabilities	0	38,205
Long-term debts payable, net	385,646	411,306
Accrued interest payable - non-current portion	5,632	5,530
Other long- term liabilities	21,967	24,973
TOTAL LIABILITIES	904,309	889,203
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	1,518,670	1,370,600
Treasury stock - nil and 645,300 shares, respectively	0	(8,987)
Accumulated other comprehensive income	3,266	3,266
Accumulated deficit	(1,142,410)	(783,101)
Equity of Ayr Wellness Inc.	379,526	581,778
Noncontrolling interest	(14,676)	(11,126)
TOTAL SHAREHOLDERS' EQUITY	364,850	570,652
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,269,159	1,459,855
Multiple Voting Shares
Shareholders' equity
Shares	0	0
Subordinate, Restricted, and Limited Voting Shares
Shareholders' equity
Shares	0	0
Exchangeable Shares
Shareholders' equity
Shares	$ 0	$ 0